Expense Example	Jul. 29, 2025 USD ($)
Hodges Fund | Hodges Fund Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,484
Hodges Small Cap Fund | Hodges Small Cap Fund Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	1,552
Hodges Small Cap Fund | Hodges Small Cap Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,266
Hodges Small Cap Fund | Hodges Small Cap Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	571
Expense Example, with Redemption, 3 Years	836
Expense Example, with Redemption, 5 Years	1,121
Expense Example, with Redemption, 10 Years	1,932
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	1,740
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,488
Hodges Blue Chip Equity Income Fund | Hodges Blue Chip Equity Income Fund Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	$ 1,588